CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 15,030	$ 3,150
Restricted bank deposits	390	388
Trade receivable, net	19,826	12,767
Other accounts receivable and prepaid expenses	2,019	2,153
Inventories, net	2,634	2,521
Patents	5,283	5,283
Total current assets	45,182	26,262
LONG-TERM ASSETS
Deferred tax long-term	919	919
Property and equipment, net	4,056	3,261
Other intangible assets, net	5,687	5,638
Other non-current assets	2,213	2,213
Goodwill	7,026	7,026
Operating lease right-of-use asset	396	605
Total non-current assets	20,297	19,662
TOTAL ASSETS	65,479	45,924
CURRENT LIABILITIES
Trade payables	1,137	878
Employees and payroll accruals	1,231	1,165
Accrued expenses and other liabilities	668	470
Deferred revenue	564	366
Short-term loan and other	791	868
Total current liabilities	4,391	3,747
LONG-TERM LIABILITIES
Long-term loan	23,618	29,748
Deferred revenue	49	444
Deferred tax liability LT	170	170
Operating lease liabilities	0	118
Total non-current liabilities	23,837	30,480
SHAREHOLDERS' EQUITY:
Ordinary shares	64,340	29,238
Additional paid-in capital	73,878	88,746
Accumulated deficit	(100,967)	(106,287)
Total shareholders' equity	37,251	11,697
Total Liabilities and Shareholders' Equity	$ 65,479	$ 45,924